Revenue and Segment Reporting (Details) - Schedule of reconciliations of reportable segment revenues - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Consolidated revenue (note 18(a))	¥ 728,996	¥ 897,035	¥ 1,447,899
Profit
Reportable segment profit	246,358	286,564	674,565
Other profit	12,721	12,592	31,040
Reportable segment profit derived from Group’s external customers	259,079	299,156	705,605
Selling and marketing expenses	(250,850)	(310,433)	(437,986)
General and administrative expenses	(300,596)	(238,592)	(329,828)
Research and development expenses	(18,413)	(31,878)	(32,333)
Interest income	340	448	1,633
Interest expenses	(2,400)	(6,101)	(2,453)
Foreign currency exchange loss, net	(9,678)	(382)	(19)
Gains/(losses) on disposal and closure of subsidiaries and branches	(37,829)	(31,884)	583
Gains on available-for-sale investments
Gains on Short-term investments		495
Government grants	7,969	28,124	5,773
Equity in income on equity method investments	(149)	(1,532)	2,658
Depreciation and amortization	(15,121)	(16,469)	(23,414)
Share-based compensation expenses	(23,334)	(52,256)	(96,661)
Warrant financing	(2,404)	(41,118)
Others, net	634	4,640	4,044
Unallocated head office and corporate expenses	(13,784)	(9,198)	(13,062)
Consolidated loss before income tax	(406,536)	(406,980)	(215,460)
Reportable segment revenue [Member]
Revenue
Consolidated revenue (note 18(a))	716,241	884,130	1,415,852
Other revenue [Member]
Revenue
Consolidated revenue (note 18(a))	¥ 12,755	¥ 12,905	¥ 32,047